Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 17
Prospectus Date	rr_ProspectusDate	Dec. 26, 2014
Document Creation Date	dei_DocumentCreationDate	Dec. 24, 2014